SCHEDULE OF REVENUE (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 55,500,917	$ 57,501,370
Remittance Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	26,714,151	30,196,550
Sales of Airtime [Member]
Disaggregation of Revenue [Line Items]
Revenue	28,501,152	24,538,576
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 285,614	$ 2,766,245